Nature of Operations, Risks and Uncertainties and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Nature of Operations, Risks and Uncertainties and Liquidity [Abstract]
Nature of Operations, Risks and Uncertainties and Liquidity
1. Nature of Operations and Liquidity
Nature of Operations. Emisphere Technologies, Inc. (“Emisphere,” “the Company,” “our,” “us,” or “we”) is a biopharmaceutical company that focuses on a unique and improved delivery of therapeutic molecules or nutritional supplements using its Eligen® Technology. These molecules are currently available or are under development.
Our core business strategy is to develop oral forms of drugs or nutrients that are not currently available or have poor bioavailability in oral form, by applying the Eligen® Technology to those drugs or nutrients. Our development efforts are conducted internally or in collaboration with corporate development partners. Typically, the drugs that we target are at an advanced stage of development, or have already received regulatory approval, and are currently available on the market.
Liquidity. As of June 30, 2011, we had approximately $1.3 million in cash and cash equivalents, approximately $9.0 million in working capital deficiency, a stockholders’ deficit of approximately $69.0 million and an accumulated deficit of approximately $468.1 million. Our operating loss for the three months ended June 30, 2011 was approximately $2.2 million and $4.3 million for the six months ended June 30, 2011.
On June 30, 2011, we entered into a securities purchase agreement with various institutional investors to sell an aggregate of 4,300,438 shares of our common stock and warrants to purchase a total of 3,010,306 shares of our common stock for gross proceeds, before deducting fees and expenses and excluding the proceeds, if any, from the exercise of the warrants of $3,749,982 (the “2011 Private Placement”). The 2011 Private Placement closed on July 6, 2011. In connection with the 2011 Private Placement, we entered into a securities purchase agreement on the same date with MHR Fund Management LLC to sell an aggregate of 4,300,438 shares of our common stock and warrants to purchase a total of 3,010,306 shares of our common stock for gross proceeds, before deducting fees and expenses and excluding the proceeds, if any, from the exercise of the warrants of $3,749,982 (the “2011 MHR Private Placement”). Simultaneous with closing the 2011 Private Placement, we closed the 2011 MHR Private Placement with MHR and certain of its affiliated investment funds. In connection with the 2011 Private Placement and the 2011 MHR Private Placement, we entered into a waiver agreement with MHR, pursuant to which MHR waived certain anti-dilution adjustment rights under its senior secured notes and certain warrants that would otherwise have been triggered by the 2011 Private Placement. As consideration for such waiver, we issued to MHR warrants to purchase 795,000 shares of our common stock and agreed to reimburse MHR for up to $25,000 of its legal fees. In both the Private Placement and the MHR Private Placement (together, the “July 2011 Financing”), each unit, consisting of one share of common stock and a warrant to purchase 0.7 shares of common stock, were sold at a purchase price of $0.872. All of the warrants issued in the July 2011 Financing are exercisable at an exercise price of $1.09 per share and will expire on July 6, 2016.
We anticipate that we will continue to generate significant losses from operations for the foreseeable future, and that our business will require substantial additional investment that we have not yet secured. As such, we anticipate that our existing cash resources will enable us to continue operations through approximately April 2012, or earlier if unforeseen events arise that negatively affect our liquidity. Further, we have significant future commitments and obligations. These conditions raise substantial doubt about our ability to continue as a going concern. Consequently, the audit opinion issued by our independent registered public accounting firm relating to our financial statements for the year ended December 31, 2010 contained a going concern explanatory paragraph. We are pursuing new and enhanced collaborations and exploring other funding options, with the objective of minimizing dilution and disruption.
Our plan is to raise capital when needed and/or to pursue product partnering opportunities. We expect to continue to spend substantial amounts on research and development, including amounts spent on conducting clinical trials for our product candidates. Expenses will be partially offset with income-generating license agreements, if possible. Further, we will not have sufficient resources to develop fully any new products or technologies unless we are able to raise substantial additional financing on acceptable terms or secure funds from new or existing partners. We cannot assure that financing will be available when needed, or on favorable terms or at all. If additional capital is raised through the sale of equity or convertible debt securities, the issuance of such securities would result in dilution to our existing stockholders. Our failure to raise capital before April 2012 will adversely affect our business, financial condition and results of operations, and could force us to reduce or cease our operations. No adjustment has been made in the accompanying financial statements to the carrying amount and classification of recorded assets and liabilities should we be unable to continue operations.

1. Nature of Operations, Risks and Uncertainties and Liquidity
     Nature of Operations. Emisphere Technologies, Inc. (“Emisphere”, “our”, “us”, the “company” or “we”) is a biopharmaceutical company that focuses on our improved delivery of therapeutic molecules and pharmaceutical compounds using its Eligen® Technology. These molecules and compounds could be currently available or are in pre-clinical or clinical development.
     Our core business strategy is to develop oral forms of drugs that are not currently available or have poor bioavailability in oral form, either alone or with corporate partners, by applying the Eligen® Technology to those drugs. Typically, the drugs that we target have received regulatory approval, have demonstrated safety and efficacy, and are currently available on the market.
     Risks and Uncertainties. We have no prescription products currently approved for sale by the U.S. FDA. There can be no assurance that our research and development will be successfully completed, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. In addition, we operate in an environment of rapid change in technology and are dependent upon the continued services of our current employees, consultants and subcontractors.
     Liquidity. As of December 31, 2010, we had approximately $5.6 million in cash and restricted cash, approximately $20.6 million in working capital deficiency, a stockholders’ deficit of approximately $82.5 million and an accumulated deficit of approximately $480.9 million. Our net loss and operating loss for the year ended December 31, 2010 was approximately $56.9 million and $11.5 million, respectively. Since our inception in 1986, we have generated significant losses from operations. We have limited capital resources and operations to date have been funded primarily with the proceeds from collaborative research agreements, public and private equity and debt financings and income earned on investments. We anticipate that we will continue to generate significant losses from operations for the foreseeable future, and that our business will require substantial additional investment that we have not yet secured. As such, we anticipate that our existing capital resources, without implementing cost reductions, raising additional capital, or obtaining substantial cash inflows from potential partners for our products, will enable us to continue operations through approximately June 2011 or earlier if unforeseen events arise that negatively affect our liquidity. Further, we have significant future commitments and obligations. These conditions raise substantial doubt about our ability to continue as a going concern.
     Our plan is to raise capital when needed and/or to pursue product partnering opportunities. We expect to continue to spend substantial amounts on research and development, including amounts spent on conducting clinical trials for our product candidates. Expenses will be partially offset with income-generating license agreements, if possible. Further, we will not have sufficient resources to develop fully any new products or technologies unless we are able to raise substantial additional financing on acceptable terms or secure funds from new or existing partners. We cannot assure that financing will be available when needed, or on favorable terms or at all. If additional capital is raised through the sale of equity or convertible debt securities, the issuance of such securities would result in dilution to our existing stockholders. Our failure to raise capital before June 2011 will adversely affect our business, financial condition and results of operations, and could force us to reduce or cease our operations. No adjustment has been made in the accompanying financial statements to the carrying amount and classification of recorded assets and liabilities should we be unable to continue operations.